Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Goldman Sachs ETF Trust and Shareholders of the Funds listed in Appendix A:

In planning and performing our audit of the financial statements of the Funds listed in Appendix A, (hereafter collectively referred to as the “Funds”) as of and for the periods listed in Appendix A, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we do not express an opinion on the effectiveness of the Funds’ internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of August 31, 2022.

This report is intended solely for the information and use of the Board of Trustees of Goldman Sachs ETF Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

October 25, 2022

Appendix A

Fund Book	Fund	Period
Access Fixed Income ETFs	Goldman Sachs Access Emerging Markets USD Bond ETF	February 15, 2021 - August 31, 2022
Access Fixed Income ETFs	Goldman Sachs Access High Yield Corporate Bond ETF	September 1, 2021 - August 31, 2022
Access Fixed Income ETFs	Goldman Sachs Access Inflation Protected USD Bond ETF	September 1, 2021 - August 31, 2022
Access Fixed Income ETFs	Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF	September 1, 2021 - August 31, 2022
Access Fixed Income ETFs	Goldman Sachs Access Investment Grade Corporate Bond ETF	September 1, 2021 - August 31, 2022
Access Fixed Income ETFs	Goldman Sachs Treasury Access 0-1 Year ETF	September 1, 2021 - August 31, 2022
Access Fixed Income ETFs	Goldman Sachs Access U.S. Aggregate Bond ETF	September 1, 2021 - August 31, 2022
Access Fixed Income ETFs	Goldman Sachs Access Ultra Short Bond ETF	September 1, 2021 - August 31, 2022
Goldman Sachs ActiveBeta® ETFs	Goldman Sachs ActiveBeta® Emerging Markets Equity ETF	September 1, 2021 - August 31, 2022
Goldman Sachs ActiveBeta® ETFs	Goldman Sachs ActiveBeta® Europe Equity ETF	September 1, 2021 - August 31, 2022
Goldman Sachs ActiveBeta® ETFs	Goldman Sachs ActiveBeta® International Equity ETF	September 1, 2021 - August 31, 2022
Goldman Sachs ActiveBeta® ETFs	Goldman Sachs ActiveBeta® Japan Equity ETF	September 1, 2021 - August 31, 2022
Goldman Sachs ActiveBeta® ETFs	Goldman Sachs ActiveBeta® Paris-Aligned Climate U.S. Large Cap Equity ETF	December 13, 2021 - August 31, 2022
Goldman Sachs ActiveBeta® ETFs	Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF	September 1, 2021 - August 31, 2022
Goldman Sachs ActiveBeta® ETFs	Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF	September 1, 2021 - August 31, 2022
Goldman Sachs ActiveBeta® ETFs	Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF	February 15, 2022 - August 31, 2022
Goldman Sachs Equity ETFs	Goldman Sachs Bloomberg Clean Energy Equity ETF	February 8, 2021 - August 31, 2022
Goldman Sachs Equity ETFs	Goldman Sachs Equal Weight U.S. Large Cap Equity ETF	September 1, 2021 - August 31, 2022
Goldman Sachs Equity ETFs	Goldman Sachs Hedge Industry VIP ETF	September 1, 2021 - August 31, 2022
Goldman Sachs Equity ETFs	Goldman Sachs Innovate Equity ETF	September 1, 2021 - August 31, 2022
Goldman Sachs Equity ETFs	Goldman Sachs JUST U.S. Large Cap Equity ETF	September 1, 2021 - August 31, 2022
Goldman Sachs Future Thematic Equity ETFs	Goldman Sachs Future Consumer Equity ETF	November 9, 2021 - August 31, 2022
Goldman Sachs Future Thematic Equity ETFs	Goldman Sachs Future Health Care Equity ETF	November 9, 2021 - August 31, 2022
Goldman Sachs Future Thematic Equity ETFs	Goldman Sachs Future Planet Equity ETF	September 1, 2021 - August 31, 2022
Goldman Sachs Future Thematic Equity ETFs	Goldman Sachs Future Real Estate and Infrastructure Equity ETF	November 9, 2021 - August 31, 2022
Goldman Sachs Future Thematic Equity ETFs	Goldman Sachs Future Tech Leaders Equity ETF	September 14, 2021 - August 31, 2022
Goldman Sachs MarketBeta® ETFs	Goldman Sachs MarketBeta® International Equity ETF	September 1, 2021 - August 31, 2022
Goldman Sachs MarketBeta® ETFs	Goldman Sachs MarketBeta® Emerging Markets Equity ETF	September 1, 2021 - August 31, 2022
Goldman Sachs MarketBeta® ETFs	Goldman Sachs MarketBeta® U.S. Equity ETF	September 1, 2021 - August 31, 2022

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